Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2014
Retirement Plans [Abstract]
Schedule of Benefit Obligation
The benefit obligation at December 31, 2014 and December 31, 2013 was calculated as follows:

	2014	2013
	(Amounts in thousands)
Benefit obligation, January 1	$3,218	$3,137
Service cost	(50)	(55)
Interest cost	176	170
Loss (gain)	6	(34)
Benefit obligation, December 31	$3,350	$3,218

Schedule of Net Periodic Pension cost	The net periodic pension cost for 2014 and 2013 was calculated as follows:
	2014	2013
	(Amounts in thousands)
Service cost	$(50)	$(55)
Interest cost	176	170
Loss (gain)	9	115
	$135	$230